Shareholders Equity	12 Months Ended
Dec. 31, 2022
Shareholders Equity [Abstract]
SHAREHOLDERS EQUITY

NOTE 9 - SHAREHOLDERS EQUITY

a.	Ordinary Shares confer to holders the right to receive notice to participate and vote in the general meetings of the Company, to appoint directors and the right to receive dividends if declared.

b.	Warrants: Following the Merger Agreement Closing, each warrant of PTK entitled the holder to purchase one-half share of PTK common stock per warrant at a price of $11.50 per whole share (each, a “PTK warrant”), outstanding immediately prior to the Closing Date was assumed by Valens and became a Valens warrant entitling the holder to purchase one-half share of Valens Ordinary Shares, with the number of Valens Ordinary Shares underlying the Valens warrants.

Public Warrants: Each of the 11,500,000 public warrants entitles its holder to purchase one half (1/2) Valens Ordinary Share (i.e. exercisable in total to 5,750,000 Ordinary Shares), at a price of $11.50 per one share, at any time commencing on the Closing Date. Under certain conditions, Valens may call the outstanding public warrants for redemption, in whole and not in part, at a price of $0.01 per warrant, but only if: (i) the reported last sale price of the Valens ordinary shares equals or exceeds $18.00 per share for any 20 trading days within a 30-day trading period; and (ii) there is a current registration statement in effect covering the Valens ordinary shares underlying such warrants. If Valens calls the warrants for redemption as described above, Valens will have the option to require all holders that wish to exercise warrants to do so on a “cashless basis”. The exercise price and number of Valens

Ordinary Shares issuable on exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or a recapitalization, reorganization, merger or consolidation. The warrants will expire on September 29, 2026.

Private Warrants: Each of the 6,660,000 Private Warrants convertible into 3,330,000 Ordinary Shares of the Company, will not be redeemable by The Company, regardless of the holder’s identity. The holders have the option to exercise the Private Warrants on a cashless basis at any time into Valens ordinary shares. Except as described above, the Private Warrants have terms and provisions that are identical to those of the Public Warrants, including as to exercise price, exercisability and exercise period.

Both the Public Warrants and Private Warrants, are publicly-traded as of the Closing Date.